SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses:
Interest on long-term debt	$ (349)	$ (299)	$ (381)
Realization of foreign currency translation adjustments	(64)
Foreign exchange loss, net	(4,010)	(595)
Total financial expenses	(4,423)	(894)	(381)
Financial income:
Interest on short-term and long-term bank deposits	462	303	54
Foreign exchange gains, net			969
Total financial income	462	303	1,023
Financial expenses (income), net	$ (3,961)	$ (591)	$ 642